Statutory Information (Details) - Schedule of Statutory Capital and Surplus for the Group’s Principal Operating Subsidiaries - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Bermuda [Member]
Actual statutory capital and surplus
Actual statutory capital and surplus	$ 548,714	$ 413,790
Statutory net income (loss)
Statutory net income (loss)	144,063	78,493	$ 41,827
United Kingdom [Member]
Actual statutory capital and surplus
Actual statutory capital and surplus	165,657	89,127
Statutory net income (loss)
Statutory net income (loss)	27,147	11,077	8,631
Labuan branch [Member]
Actual statutory capital and surplus
Actual statutory capital and surplus	33,321	29,373
Statutory net income (loss)
Statutory net income (loss)	5,000	1,853	2,279
Malta [Member]
Actual statutory capital and surplus
Actual statutory capital and surplus	22,732	8,239
Statutory net income (loss)
Statutory net income (loss)	$ 1,256	$ (579)	$ (835)